SEGMENTS - Long-lived assets by geographic region (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets and right of use assets by geographic region	$ 256.0	$ 266.9
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets and right of use assets by geographic region	76.5	70.1
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets and right of use assets by geographic region	56.6	55.0
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets and right of use assets by geographic region	14.4	16.3
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets and right of use assets by geographic region	136.8	146.2
Middle East And Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets and right of use assets by geographic region	11.6	13.6
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets and right of use assets by geographic region	$ 16.7	$ 20.7